Voyage revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 778,217	$ 511,878
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	448,357	248,067
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	326,323	268,191
Pool adjustment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 3,537	$ (4,380)